Pensions and post-retirement benefits - Analysis of scheme assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 25,360	£ 35,467
% of total fair value of scheme assets	10000.00%	10000.00%
Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 113	£ 294
% of total fair value of scheme assets	50.00%	80.00%
Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 2,734	£ 3,113
% of total fair value of scheme assets	1080.00%	880.00%
Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,353	£ 2,545
% of total fair value of scheme assets	530.00%	720.00%
Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,847	£ 15,375
% of total fair value of scheme assets	3890.00%	4350.00%
Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 7,435	£ 8,949
% of total fair value of scheme assets	2930.00%	2520.00%
Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	£ 1,323	£ 1,504
% of total fair value of scheme assets	520.00%	420.00%
Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,583	£ 1,815
% of total fair value of scheme assets	620.00%	510.00%
Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,373	£ 1,365
% of total fair value of scheme assets	540.00%	380.00%
Derivatives | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,857)	£ 11
% of total fair value of scheme assets	(730.00%)	0.00%
Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (123)	£ 0
% of total fair value of scheme assets	(50.00%)	0.00%
Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,510	£ 410
% of total fair value of scheme assets	600.00%	120.00%
Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 11	£ 9
% of total fair value of scheme assets	0.00%	0.00%
Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	£ 58	£ 77
% of total fair value of scheme assets	20.00%	20.00%
Equities - quoted | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 16,236	£ 23,683
Equities - quoted | Fair value of plan assets | Increase (decrease) due to reclassification
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets		1,200
Equities - quoted | Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	113	294
Equities - quoted | Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities - quoted | Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	1,353	2,384
Equities - quoted | Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	9,847	15,375
Equities - quoted | Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	5,884	7,451
Equities - quoted | Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	13	14
Equities - quoted | Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	793	0
Equities - quoted | Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	11	0
Equities - quoted | Derivatives | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	(20)	1
Equities - quoted | Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Equities - quoted | Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,776)	(1,865)
Equities - quoted | Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	11	9
Equities - quoted | Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	7	20
Equities - quoted | Cash | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	521
Equities - quoted | Receivables (Payables) | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	80	93
Equities - quoted | Pooled Cash Funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,286	2,275
Equities - quoted | Repos | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(2,390)	(2,459)
Equities non-quoted | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	9,124	11,784
Equities non-quoted | Fair value of plan assets | Increase (decrease) due to reclassification
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets		(1,200)
Equities non-quoted | Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities non-quoted | Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	2,734	3,113
Equities non-quoted | Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	0	161
Equities non-quoted | Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Equities non-quoted | Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	1,551	1,498
Equities non-quoted | Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	1,310	1,490
Equities non-quoted | Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	790	1,815
Equities non-quoted | Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	1,362	1,365
Equities non-quoted | Derivatives | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	(1,837)	10
Equities non-quoted | Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(123)	0
Equities non-quoted | Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,286	2,275
Equities non-quoted | Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Equities non-quoted | Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	51	57
UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 24,680	£ 34,678
% of total fair value of scheme assets	100.00%	10000.00%
UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 0	£ 167
% of total fair value of scheme assets	0.00%	50.00%
UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 2,734	£ 3,113
% of total fair value of scheme assets	11.10%	900.00%
UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,098	£ 2,241
% of total fair value of scheme assets	4.40%	650.00%
UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,829	£ 15,352
% of total fair value of scheme assets	39.90%	4440.00%
UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 7,241	£ 8,712
% of total fair value of scheme assets	29.30%	2510.00%
UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,310	£ 1,490
% of total fair value of scheme assets	5.30%	430.00%
UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,583	£ 1,815
% of total fair value of scheme assets	6.40%	520.00%
UKRF | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,362	£ 1,365
% of total fair value of scheme assets	5.50%	390.00%
UKRF | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,857)	£ 11
% of total fair value of scheme assets	(7.50%)	0.00%
UKRF | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (123)	£ 0
% of total fair value of scheme assets	(0.50%)	0.00%
UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,497	£ 397
% of total fair value of scheme assets	6.10%	110.00%
UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 6	£ 15
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Equities - quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 15,601	£ 22,936
UKRF | Equities - quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	167
UKRF | Equities - quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Equities - quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,098	2,080
UKRF | Equities - quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	9,829	15,352
UKRF | Equities - quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,690	7,214
UKRF | Equities - quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
UKRF | Equities - quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	793	0
UKRF | Equities - quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
UKRF | Equities - quoted | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(20)	1
UKRF | Equities - quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
UKRF | Equities - quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,789)	(1,878)
UKRF | Equities - quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Equities - quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
UKRF | Equities non-quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	9,079	11,742
UKRF | Equities non-quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Equities non-quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	2,734	3,113
UKRF | Equities non-quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	161
UKRF | Equities non-quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
UKRF | Equities non-quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,551	1,498
UKRF | Equities non-quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,310	1,490
UKRF | Equities non-quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	790	1,815
UKRF | Equities non-quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	1,362	1,365
UKRF | Equities non-quoted | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(1,837)	10
UKRF | Equities non-quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(123)	0
UKRF | Equities non-quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,286	2,275
UKRF | Equities non-quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Equities non-quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 6	£ 15